Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Commission and bonus	$ 22,155	$ 17,271
Payroll and benefits	5,164	3,645
Other accrued expenses	19,134	11,218
Accrued expenses	$ 46,453	$ 32,134